Prospectus SI Class [Member] Expense Example - Prospectus-SI Class - Payden Limited Maturity Fund - Payden Limited Maturity Fund (SI Class)	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	259
Expense Example, with Redemption, 10 Years	$ 615